Loans and Allowance for Credit Losses (Financial Effect of Modifications) (Details) ¥ in Millions	12 Months Ended
Mar. 31, 2024 JPY (¥)
Commercial | Domestic
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification	0.13%
Weighted average term increase from modificationn	1 year
Commercial | Foreign
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification	0.46%
Weighted average term increase from modificationn	9 months 18 days
Residential
Financing Receivable, Modifications [Line Items]
Weighted average term increase from modificationn	1 year 7 months 6 days
Card
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification	15.22%
Weighted average term increase from modificationn	3 years
Decrease in loan principal from modification	¥ 809
Krungsri
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification	1.38%
Weighted average term increase from modificationn	2 years 3 months 18 days
Decrease in loan principal from modification	¥ 1,269
Other
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification	3.40%
Weighted average term increase from modificationn	3 years